Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 565	£ 610
Non-current borrowings	1,245	1,397
Finance lease liabilities	68	73
Current borrowings	155	254
Borrowings	1,400	1,651
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		178
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		86
Current borrowings	87
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	70	69
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	257	279
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 353	353
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		£ 3